Subsequent Events (Details)	2 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Subsequent events
Number of stock options granted | $		442,500	576,000
Weighted average exercise price | $ / shares		$ 5.72	$ 8.75
Stock Option Award
Subsequent events
Number of stock options granted | $	873,500
Weighted average exercise price | $ / shares	$ 11.80
Expiration period	5 years